Short-Term and Long-Term Debts	6 Months Ended
Jun. 30, 2024
Short-Term and Long-Term Debts [Abstract]
Short-term and long-term debts

10. Short-term and long-term debts

Short-term debts

On September 21, 2023, the Company entered into a credit facility (the “Credit Facility”) up to RMB20,000,000 to be used for working capital and general corporate purposes. The Credit Facility has a one-year term expiring on September 20, 2024 and was guaranteed by Mr. Jianping Kong, the principal shareholder, chairman and chief executive officer, Mr. Qifeng Sun, the principal shareholder and vice chairman, and two subsidiaries within the Company’s organizational structure. As of June 30, 2024, borrowings under the Credit Facility bear interest rates ranging from 3.7% to 4% per annum. Amounts borrowed under the Credit Facility, once repaid, can be borrowed again from time to time. During the six months ended June 30, 2024, the Company borrowed and repaid nil under the Credit Facility.

Long-term debts

On August 11, 2022, the Company entered into a line of credit agreement with Zhejiang Shaoxing Ruifeng Rural Commercial Bank for a credit line up to RMB100,000,000 with a due date on July 25, 2030. In June 2023, the credit line was increased to a maximum amount of RMB148,000,000, with guarantee provided by Mr. Jianping Kong, the principal shareholder, chairman and chief executive officer starting from July 2023. In April 2024, the credit line was increased to a maximum amount of RMB198,000,000, with additional pledge by the Company’s buildings. During the six months ended June 30, 2023 and 2024, the Company borrowed RMB50,876,549 and RMB185,306,916 under the credit line and repaid RMB530,000 and RMB145,737,636, respectively. The outstanding loans bear an annual interest rate of 5.4% with repayment dates for parts of the loan ranging from December 30, 2024 to July 25, 2030. The loans are pledged by the land use right and buildings of the Company (mentioned in Note 6 and Note 7).

As of June 30, 2024, the future maturities of long-term debts are as below:

Years Ended December 31,	Principal Repayment
(Unaudited)
RMB
Remaining of 2024	1,930,000
2025	5,350,000
2026	6,890,000
2027	8,430,000
2028	9,970,000
Thereafter	130,670,063
Total	163,240,063